Leases (Details) - Schedule of amounts relating to leases in balance sheet - AUD ($)		Jun. 30, 2021	Jun. 30, 2020
Leases (Details) - Schedule of amounts relating to leases in balance sheet [Line Items]
Right-of-use assets	[1]	$ 19,471	$ 58,095
Current	[2]	20,498	42,176
Non-current	[2]		18,929
Total lease liabilities	[2]	20,498	61,105
Properties [Member]
Leases (Details) - Schedule of amounts relating to leases in balance sheet [Line Items]
Right-of-use assets	[1]	$ 19,471	$ 58,095

[1]	Included in the line item ‘property, plant and equipment’ in the consolidated balance sheet.
[2]	Included in the line items ‘other current liabilities’ and ‘other non-current liabilities’ in the consolidated balance sheet.